Investment Strategy - Volatility Premium Plus ETF	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing its assets in short positions on futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), other “Financial Instruments” (instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements and forward contracts), other exchange-traded funds registered under the Investment Company Act of 1940 (the “1940 Act”) (“ETFs”), exchange-traded investment products not registered under the 1940 Act (“ETPs”), and Collateral Investments, which are described below.

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes) to VIX Futures Contracts. The Fund is classified as a “non-diversified company” under the 1940 Act. Volatility Shares LLC (the “Adviser” or “Volatility Shares”) serves as investment adviser to the Fund.

The Fund will invest in VIX Futures Contracts indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts. The number and type of these contracts will naturally change as the Fund rolls its short positions in such contracts. If the VIX Futures term structure is in contango (where the price of longer dated VIX Futures Contracts is higher than the price of shorter dated VIX Futures Contracts), the Fund benefits from rolling its short positions to new VIX Futures Contracts as the existing VIX Futures Contracts approach expiration. When the Fund closes out its short position in the expiring

VIX Futures Contract and opens a new short position in the next VIX Futures Contract, the price difference (if the new contract is more expensive) results in a gain (i.e., selling futures at a higher price and buying futures back at a lower price). This gain is commonly referred to as volatility premium or roll yield (“Volatility Premium”). The Fund intends to distribute these premiums, if any, by declaring and paying a monthly dividend.

The VIX is a non-investable index that measures the implied volatility of the S&P 500 Index (the “S&P 500”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the S&P 500 over the next 30 days. The VIX does not represent the actual volatility of the S&P 500. Unlike many indexes, the VIX is not an investable index. The VIX is calculated based on the prices of a constantly changing portfolio of S&P 500 put and call options. VIX Futures Contracts give investors access to tradable S&P 500 volatility by providing a way to take a view on future values of the VIX. The price at which a VIX Futures Contract trades reflects the market’s view of the value of the VIX on the expiration date of the VIX Futures Contract.

In managing the assets of the Fund, the Adviser does not invest the assets of the Fund based on the Adviser’s view of the investment’s merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund expects to remain fully invested at all times in VIX Futures Contracts, Financial Instruments, and Collateral Investments (as defined below) that, in combination, seek to achieve the Fund’s investment objective.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to VIX Futures Contracts in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, Volatility Shares, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

Collateral Investments

In addition to its investments in Financial Instruments, the Fund will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in Financial Instruments. In addition, as described below, Collateral Investments are among the types of investments the Fund may make if circumstances require the Fund to invest in Secondary Investments, as described below.

Secondary Investments

The Fund’s ability to invest in VIX Futures Contracts will be limited by the applicable position limits of the Cboe Futures Exchange, Inc. (“CFE”), and the requirement that the size of the Fund’s Subsidiary, which will hold the VIX Futures Contracts, will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. If the Fund is unable to purchase or sell VIX Futures Contracts due to such limitations, the Fund will invest, in the discretion of the Adviser, in other Financial Instruments, ETFs or ETPs with investment objective and strategies similar to those of the Fund, and/or additional Collateral Investments (collectively, “Secondary Investments”).

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the amount of any borrowing for investment purposes) to VIX Futures Contracts.